Abacus FCF International Leaders ETF
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 7.4%
Advanced Info Service PCL - ADR	33,212	$365,332
Deutsche Telekom AG - ADR (a)	11,955	386,027
NetEase, Inc. - ADR	2,000	235,020
TIM SA - ADR	14,538	377,116
		1,363,495

Consumer Discretionary - 10.4%
Atour Lifestyle Holdings Ltd. - ADR	5,956	227,757
Bosideng International Holdings Ltd. - ADR	10,383	265,805
Contemporary Amperex Technology Co. Ltd. - Class H	3,600	279,451
H World Group Ltd. - ADR (a)	6,000	309,840
MercadoLibre, Inc. (b)	257	460,706
PDD Holdings, Inc. - ADR (b)	3,554	354,974
		1,898,533

Consumer Staples - 9.7%
Ambev SA - ADR (a)	100,000	292,000
Imperial Brands PLC - ADR	8,972	341,564
Kimberly-Clark de Mexico SAB de CV - ADR	26,206	297,176
L'Oreal SA - ADR	3,000	258,303
Nestle SA - ADR (a)	3,003	304,745
Unilever PLC - ADR (a)	4,939	291,302
		1,785,090

Energy - 4.5%
Gaztransport Et Technigaz SA	942	228,856
Hengdian Group DMEGC Magnetics Co. Ltd. - Class A	40,700	112,803
Subsea 7 SA - ADR (a)	13,272	482,968
		824,627

Financials - 1.7%
Kaspi.KZ JSC - ADR (a)	3,712	318,638

Health Care - 7.9%
Astellas Pharma, Inc. - ADR	17,456	249,621
Novartis AG - ADR (a)	4,690	693,416
Roche Holding AG - ADR (a)	10,056	511,649
		1,454,686

Industrials - 25.6% (c)
ABB Ltd. - ADR	3,515	353,117
Atlas Copco AB - ADR	15,540	302,253
Atlas Copco AB - ADR – Class B	10,000	170,100
Frontline PLC (a)	8,780	320,382
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,915	203,009
Hitachi Ltd. - ADR (a)	8,672	274,729
Promotora y Operadora de Infraestructura SAB de CV - ADR	929	298,070
Rolls-Royce Holdings PLC - ADR (a)	28,705	463,299
Safran SA - ADR	3,778	301,862
Samsung Heavy Industries Co. Ltd. (b)	13,000	283,542
Siemens Energy AG - ADR	2,739	581,901
TE Connectivity PLC	1,725	365,113
Techtronic Industries Co. Ltd. - ADR	4,017	290,730
Trane Technologies PLC (a)	983	484,167
		4,692,274

Materials - 8.5%
CMOC Group Ltd. - Class H	100,000	224,705
Evraz PLC (b)(d)	49,526	0
Gold Fields, Ltd. - ADR	9,130	387,842
Kinross Gold Corp.	12,262	370,803
Methanex Corp.	3,434	225,064
Satellite Chemical Co. Ltd. - Class A	80,000	346,521
		1,554,935

Technology - 22.2%
Advantest Corp. - ADR	5,480	1,024,760
ASML Holding NV	633	910,881
SK hynix, Inc.	700	606,931
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,527	1,000,843
Telefonaktiebolaget LM Ericsson - ADR (a)	44,716	528,096
		4,071,511
TOTAL COMMON STOCKS (Cost $15,961,664)		17,963,789

WARRANTS - 0.0% (e)	Contracts	Value
Technology - 0.0% (e)
Constellation Software, Inc. (b)(d)	438	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	5,184,856	5,184,856
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,184,856)		5,184,856

TOTAL INVESTMENTS - 126.2% (Cost $21,146,520)		23,148,645
Money Market Deposit Account - 0.8% (g)		142,232
Liabilities in Excess of Other Assets - (27.0)%		(4,944,938)
TOTAL NET ASSETS - 100.0%		$18,345,939

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.

(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $5,186,756.
(b)	Non-income producing security.
(c)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Abacus FCF International Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$17,963,789	$–	$0	(c)	$17,963,789
Warrants	–	–	0	(b)	0
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–		5,184,856
Total Investments	$17,963,789	$–	$0		$23,148,645

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,184,856 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At April 30, 2026, the fair value of this security represented less than 0.05% of net assets.

(c)
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world.There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

Allocation of Portfolio Holdings by Country as of April 30, 2026
(% of Net Assets)
China	$2,091,071	11.4%
Switzerland	1,862,927	10.1
United Kingdom	1,579,133	8.6
Japan	1,549,110	8.4
Taiwan	1,000,843	5.5
Sweden	1,000,449	5.4
Germany	967,928	5.3
Netherlands	910,881	5.0
South Korea	890,473	4.9
Ireland	849,280	4.6
Mexico	798,255	4.3
France	789,021	4.3
Brazil	669,116	3.6
Canada	595,867	3.3
Hong Kong	556,535	3.1
Uruguay	460,706	2.5
South Africa	387,842	2.1
Thailand	365,332	2.0
Norway	320,382	1.8
Kazakhstan	318,638	1.7
Investments Purchased with Proceeds from Securities Lending	5,184,856	28.3
Money Market Deposit Account and Liabilities in Excess of Other Assets	(4,802,706)	(26.2)
	$18,345,939	100.0%